Derivatives and Hedging Activities (Outstanding Interest Rate Derivatives Designated as Cash Flow Hedges of Interest Rate Risk) (Details) (Designated as Hedging Instrument [Member], USD $)	Dec. 31, 2012 Contract
Interest Rate Cap [Member]
Derivative [Line Items]
Number of Instruments	14
Notional amounts of interest rate contracts	$ 232,576,000
Interest Rate Swap [Member]
Derivative [Line Items]
Number of Instruments	20
Notional amounts of interest rate contracts	$ 559,000,000